Financial Risk Management	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Financial Risk Management
25.	Financial Risk Management
Risk management policies are established by management, having been approved by the Company’s Board of Directors. Based on these policies, the Finance department has established a number of procedures and controls to identify, measure and manage risks deriving from the activity involving financial instruments. These policies, inter alia, prohibit the Group from speculating with derivatives.
Any activity involving financial instruments exposes the Group to credit risk, market risk and liquidity risk.
a) Credit risk
Credit risk arises from possible losses deriving from failure to comply with contractual obligations on the part of the counterparties of the Group, i.e., the possibility of not recovering financial assets at the amount recogn iz
ed and within the established term.

The maximum credit risk exposure is as follows:

	June 30, 2023		December 31, 2022
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	41,089	—	39,797
Other receivables	—	579	—	16
Loans to employees	180	27	—	14

Trade and other financial receivables	180	41,695	—	39,827
Gurantee deposit	1,644	—	1,133	—

Non-current financial assets	1,644	—	1,133	—
Gurantee deposit	—	397	—	560
Financial investments	—	5,625	—	5,397

Other current financial assets	—	6,022	—	5,957
Cash and cash equivalents	—	105,554	—	83,308

Total	1,824	153,271	1,133	129,092

The Sales and Finance departments establish credit limits for each customer based on information received from an entity specializing in Group solvency analysis.
b) Market risk
Market risk arises from possible losses deriving from fluctuations in the fair value or in future cash flows of financial instruments because of changes in market prices. Market risk includes interest rate, currency and other price risks.
Interest rate risk
Interest rate risk arises from possible losses due to changes in the fair value or the future cash flows of a financial instrument because of fluctuations in market interest rates. The Group loans and borrowings balance as of June 30, 2023 and December 31, 2022 is broken down as follows:

(In thousand Euros)	Currency	June 30, 2023	December 31, 2022
Fixed rate Loan	EUR	26,154	32,125
Floating rate loan	EUR	152,627	101,502

		178,781	133,627

A 100 basis points change in interest rates would mean an increase (decrease) in profit or loss as of June 30, 2023 by Euros 900 thousand, as compared to Euros 982 thousand as of June 30, 2022. This analysis assumes that all other variables are held constant and considers only the effect of interest rates.

	June 30, 2023		June 30, 2022
	Profit or loss		Profit or loss
(In thousand Euros)	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease
Floating rate loan	900	(900)	982	(982)

Currency risk
Currency risk is the risk of possible losses due to changes in the fair value of and future cash flows from financial instruments as a result of exchange rate fluctuations.
Cash and cash equivalents, trade and other financial receivables and other current assets / deferred charges are primarily the items included within the Group’s assets and liabilities that are denominated in a currency other than the functional currency.
The following table shows the impact of a reasonably possible strengthening or weakening of the Euro against USD on the Group monetary assets and liabilities as of June 30, 2023 and 2022. This sensitivity analysis assumes that all other variables remain constant and ignores any impact from anticipated sales and purchases. The Group’s exposure to foreign currency exchange for all other currencies is not significant.

	June 30, 2023		June 30, 2022
	Profit or loss		Profit or loss
(In thousand Euros)	Strengthening	Weakening	Strengthening	Weakening
USD (10% movement)	1,023	(1,250)	(9,299)	11,365
Other market price risk
The Group has derivative warrant liabilities (see Note 12) measured at FVTPL.
The derivative warrant liabilities of Euros 8,974 thousand as of June 30, 2023, as compared to Euros 5,834 thousand at December 31, 2022, are measured at fair value.
A change of the warrant price by 1% would result in an increase/decrease of the underlying warrant liabilities of Euros 90 thousand.
c) Liquidity risk
Liquidity risk arises where the Group might not hold, or have access to, sufficient liquid funds at an appropriate cost to settle its payment obligations at any given time.
Details of working capital are as follows:

(In thousand Euros)	June 30, 2023	December 31, 2022
Current assets	264,118	255,171
Current liabilities	181,120	178,793

Total	82,998	76,378

The working capital presented by the Group is sufficient to cover the various c om
mitments arising from its activity.

Details of the maturities, by year, of the principal and interest of the loans and borrowings as of June 30, 2023 and December 31, 2022 are as follows:

	June 30, 2023
(In thousand Euros)	Capital	Interest	Total
1 July 2023 - 30 June 2024	112,512	6,166	118,678
1 July 2024 - 30 June 2025	21,773	5,810	27,583
1 July 2025 - 30 June 2026	18,369	4,071	22,440
1 July 2026 - 30 June 2027	14,274	2,332	16,606
1 July 2027 - 30 June 2028	6,294	1,256	7,550
More than five years	5,559	280	5,839

	178,781	19,915	198,696

	December 31, 2022
(In thousand Euros)	Capital	Interest	Total
2023	89,268	3,428	92,696
2024	12,063	2,785	14,848
2025	10,688	2,014	12,702
2026	8,024	1,398	9,422
2027	6,907	838	7,745
More than five years	6,677	759	7,436

	133,627	11,222	144,849

d) Capital management
For the purpose of the Group’s capital management, capital includes issued capital, share premium and all other equity reserves attributable to the equity holders of the Company. The primary objective of the Group’s capital management is to maximize the shareholder value. The Group manages its capital structure and makes adjustments in light of changes in economic conditions and the requirements of its financial requirements to attend its business plans. To maintain or adjust the capital structure, the Group may issue new shares or issue/repay debt financial instruments. The Group monitors capital management to ensure that it meets its financial needs to achieve its business objectives while maintaining its solvency.
No changes were made in the objectives, policies, or processes for managing capital with regard to the information disclosed in the 2022 Consolidated Financial Statements.